PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
U.S..
Change in projected benefit obligations
Projected benefit obligations at beginning of year	$ 933.7	$ 963.7
Service cost	0.4	0.4
Interest cost	44.7	39.7
Amendments		19.9
Actuarial loss (gain)	141.5	(59.8)
Plan transfer	21.4	5.7
Benefits paid	(47.9)	(45.4)
Curtailments		9.5
Projected benefit obligations at end of year	1,093.8	933.7
Accumulated benefit obligations at end of year	1,093.8	933.7
Int'l
Change in projected benefit obligations
Projected benefit obligations at beginning of year	642.8	597.6
Service cost	12.9	13.0
Interest cost	23.8	23.3
Participant contribution	4.0	4.1
Amendments	(7.2)
Actuarial loss (gain)	166.1	8.5
Plan transfer	0	7.1
Benefits paid	(22.3)	(21.2)
Curtailments	(7.6)	(1.7)
Settlements	(2.2)	(6.0)
Foreign currency translation	(73.2)	18.1
Projected benefit obligations at end of year	737.1	642.8
Accumulated benefit obligations at end of year	693.9	601.7
U.S. Postretirement Health Benefits
Change in projected benefit obligations
Projected benefit obligations at beginning of year	9.1	12.0
Interest cost	0.3	0.3
Participant contribution	1.1	1.2
Actuarial loss (gain)	0.3	(0.5)
Benefits paid	(2.8)	(3.5)
Curtailments		(0.4)
Projected benefit obligations at end of year	$ 8.0	$ 9.1